Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information [Text Block]

Note 13.       Supplemental Cash Flow Information

(In millions)	2011	2010	2009

Cash Paid For:
Interest	$120.6	$82.5	$99.6

Income Taxes - Continuing Operations	$352.9	$339.0	$301.3

Income Taxes - Discontinued Operations	$149.1	$31.4	$28.5

Non-cash Activities
Fair value of assets of acquired businesses and product lines	$7,043.0	$805.0	$825.3
Cash paid for acquired businesses and product lines	(5,898.8)	(651.5)	(623.7)

Liabilities assumed of acquired businesses and product lines	$1,144.2	$153.5	$201.6

Issuance of restricted stock	$—	$1.4	$1.1

Issuance of stock upon vesting of restricted stock units	$22.7	$16.3	$7.0